Debt (Senior Unsecured Notes Due 2017) (Details) (Senior Unsecured Notes Due 2017 [Member], USD $)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Face Amount	$ 300,000,000
Stated interest rate	6.375%
Amount allowed to be repurchased as a percentage of outstanding principal	100.00%
Repurchase discount rate	0.50%
AerCap Aviation Solutions B.V [Member]
Debt Instrument [Line Items]
Ownership interest	100.00%